Consolidated Statements of Financial Position ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	₪ 954	$ 275	₪ 1,520
Short-term investments and loans	38	11	96
Marketable securities	729	210	212
Financial derivatives	105	30	98
Trade receivables	118	34	163
Other accounts receivable	257	74	343
Income taxes receivable	16	5	26
Current assets, gross	2,217	639	2,458
Assets classified as held for sale	435	125	21,132
Current Assets, net	2,652	764	23,590
NON-CURRENT ASSETS
Equity-accounted investees	6,340	1,829	2,097
Other investments, loans and receivables	218	63	1,223
Available-for-sale financial assets	4,180	1,206	384
Financial derivatives	381	110	516
Investment property	32,428	9,353	55,982
Investment property under development	1,902	549	2,113
Fixed assets, net	144	42	152
Intangible assets, net	698	201	815
Deferred taxes	20	6	15
Non-current assets	46,311	13,359	63,297
Assets	48,963	14,123	86,887
CURRENT LIABILITIES
Credit from banks and others	585	169	775
Current maturities of non-current liabilities	1,315	379	3,043
Financial derivatives	21	6	47
Trade payables	113	33	377
Other accounts payable	1,031	297	1,820
Income taxes payable	189	55	93
Current liabilities, gross	3,254	939	6,155
Liabilities attributed to assets held for sale	15	4	7,024
Current liabilities, net	3,269	943	13,179
NON-CURRENT LIABILITIES
Debentures	20,032	5,778	27,319
Convertible debentures			296
Interest-bearing loans from banks and others	4,625	1,334	8,183
Financial derivatives	22	6	50
Other liabilities	259	75	283
Deferred taxes	2,639	761	3,809
Non-current liabilities	27,577	7,954	39,940
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
Share capital	246	71	249
Share premium	4,914	1,417	4,992
Retained earnings	5,919	1,708	5,699
Foreign currency translation reserve	(1,722)	(497)	(3,257)
Other reserves	581	168	496
Treasury shares	(2)	(1)	(21)
Equity attributable to owners of parent	9,936	2,866	8,158
Non-controlling interests	8,181	2,360	25,610
Total equity	18,117	5,226	33,768
Equity and liabilities	₪ 48,963	$ 14,123	₪ 86,887